Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Disclosure of Leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 90,900	$ 83,800
Expense relating to short-term leases for which recognition exemption has been used	400	200
Potential future lease payments not included in lease liabilities (undiscounted)	56,475	51,800
Lease not yet commenced, amount	$ 2,800	$ 68,700
Lease not yet commenced, number of vessel, additions | vessel	1	1
Lease not yet commenced, term (in years)	1 year	5 years